Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Accrued compensation	$2,229	$1,883
Accrued clinical development costs	1,391	484
Accrued professional fees	657	338
Deferred rent—short-term	535	495
Accrued manufacturing costs	278	479
Other accruals	240	279
Accrued deferred financing costs	—	1,244

Total accrued liabilities	$5,330	$5,202

(4) Accrued other liabilities

Accrued other liabilities consisted of the following (in thousands):

	December 31,
	2018	2019
Accrued compensation	$917	$1,883
Accrued deferred financing costs	—	1,244
Deferred rent—short term	438	495
Accrued clinical development costs	149	484
Accrued manufacturing costs	173	479
Accrued professional fees	105	175
Accrued legal fees	16	163
Share purchase liabilities	115	39
Other accruals	238	240

Total accrued other liabilities	$2,150	$5,202